Subsequent Events	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

The Company established the Nukkleus Inc 2025 Equity Incentive Plan (the “2025 Plan”) to attract, retain and motivate employees, officers, directors, consultants, agents, advisors and independent contractors of the Company by providing them the opportunity to acquire a proprietary interest in the Company and to align their interest and efforts to the long-term interest of the Company’s stockholders. The 2025 Plan will be administered by the Board of Directors and has 1,950,000 shares of the Company’s common stock reserved for issuance. The 2025 Plan is subject to shareholder approval at a meeting schedule during the second quarter of calendar year 2025.

On May 13, 2025, the Company entered into Amendment No. 2 to the Star Agreement. Pursuant to the terms of Amendment No. 2, the cash advances to be made by the Company to Star was increased from $1,800,000 to $3,000,000.

On May 13, 2025, the Company entered into a Promissory Note with Star, pursuant to which the Company memorialized its obligations under the Star Agreement to lend Star up to $3,000,000.

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

The Company established the Nukkleus Inc 2025 Equity Incentive Plan (the “2025 Plan”) to attract, retain and motivate employees, officers, directors, consultants, agents, advisors and independent contractors of the Company by providing them the opportunity to acquire a proprietary interest in the Company and to align their interest and efforts to the long-term interest of the Company’s stockholders. The 2025 Plan will be administered by the Board of Directors and has 1,950,000 shares of the Company’s common stock reserved for issuance. The 2025 Plan is subject to shareholder approval at a meeting schedule during the first quarter of calendar year 2025.

On February 11, 2025, the Company, Star and the Star Equity Holders, entered into an Amendment No. 1 to the Star Agreement (the “Amendment”) providing that the consideration to be invested by the Company into Star shall be increased to $21,000,000 from $15,000,000 consisting of cash in the amount of $5,000,000, as initially contemplated, and increasing the Investment Note to $16,000,000. Further, the Amendment increased the amount that the Company will lend to Star prior to the closing date from $1,000,000 to $1,800,000. The Amendment also provided that in the event Star consummates its initial public offering or a direct listing to a national exchange (Nasdaq or NYSE) of its shares of Class A Common Stock, then the Option shall automatically expire. Mr. Shalom, who is the Chief Executive Officer and a director of the Company, is a controlling shareholder, Chief Executive Officer and a director of Star.

On February 14, 2025, the Board of Directors of the Company approved a change in the Company’s fiscal year end from September 30 to December 31, effective for the fiscal year beginning January 1, 2024. The decision to change the fiscal year was made to align the Company’s financial reporting with the calendar year, which is expected to enhance operational efficiency, improve comparability with industry peers, and better serve the needs of shareholders. Further, the Company intends to align its fiscal year with Star, the Company’s proposed acquisition.

Unaudited Subsequent Events

On June 15, 2025, the Company entered into an additional amendment (“Amendment No. 3”) to the Star Agreement. Pursuant to the terms of Amendment No. 3, the parties clarified that if the Company fails to make all payments by the agreed time or if the Star Agreement is terminated as a result of the Company failing to perform or observe the covenants or agreements of the Company, or if the Company fails to maintain its listing on Nasdaq, Star 26 shall be entitled to a payment from the Company in the amount of $3,000,000.

On July 25, 2025, the Company entered into an additional amendment (“Amendment No. 4”) to the Star Agreement. Pursuant to the terms of Amendment No. 4, Menachem Shalom, the holder of all the Class B common stock of Star 26, agreed that all said shares shall be converted to Class A common stock of Star. The objective of such cancellation and conversion is to eliminate the disparity between the super voting rights of the Class A common stock of Star and the economic rights.